Gabelli Gold Fund, Inc.

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.9%
	Metals and Mining — 99.9%
	Asia/Pacific Rim — 19.7%
300,000	Dacian Gold Ltd.†	$517,627
1,050,000	Evolution Mining Ltd.	2,728,725
7,000,000	Gold Road Resources Ltd.†	4,821,245
727,079	Newcrest Mining Ltd.	13,247,379
1,176,227	Northern Star Resources Ltd.	7,474,869
2,645,850	OceanaGold Corp.	8,315,613
3,745,000	Perseus Mining Ltd., Australia†	1,223,204
4,450,000	Perseus Mining Ltd., Toronto†	1,415,236
10,989,011	RTG Mining Inc., CDI†	760,769
3,827,272	Saracen Mineral Holdings Ltd.†	7,880,917
2,206,756	Westgold Resources Ltd.†	1,974,305

		50,359,889

	Europe — 1.6%
2,399,000	Centamin plc	2,784,012
1,803,054	Condor Gold plc†(a)	422,712
3,000,000	Hummingbird Resources plc†	810,779

		4,017,503

	Latin America — 7.6%
200,000	Endeavour Mining Corp., Toronto†	3,002,207
1,025,500	Fresnillo plc	11,631,006
1,797,709	Hochschild Mining plc	4,837,410

		19,470,623

	North America — 69.8%
387,432	Agnico Eagle Mines Ltd.	16,853,292
1,175,000	Alacer Gold Corp.†	3,191,716
1,387,675	Alamos Gold Inc., New York, Cl. A	7,049,389
975,250	Alamos Gold Inc., Toronto, Cl. A	4,947,952
5,500,000	Alexandria Minerals Corp.†(a)	102,892
1,100,000	Amarillo Gold Corp.†	222,247
250,000	Atlantic Gold Corp.†	396,603
2,624,650	B2Gold Corp.†	7,345,524
1,813,275	Barrick Gold Corp.	24,860,000
4,600,000	Belo Sun Mining Corp.†	1,015,453
52,700	Contango ORE Inc.†(a)(b)	1,056,108
55,000	Contango ORE Inc., New York†	1,102,200
1,100,000	Continental Gold Inc.†	2,378,868
750,000	Detour Gold Corp.†	7,037,827
540,000	Fortuna Silver Mines Inc.†	1,809,000
214,700	Franco-Nevada Corp.(a)	16,096,676
350,000	Gold Standard Ventures Corp.†	357,000
728,800	Goldcorp Inc.	8,337,472
1,330,000	Golden Queen Mining Co. Ltd., New York†	33,250
1,500,000	Golden Queen Mining Co. Ltd., New York†(a)	37,500
9,560,000	Golden Queen Mining Co. Ltd., Toronto†	268,268
300,000	K92 Mining Inc.†	330,003
210,000	Kirkland Lake Gold Ltd.	6,386,351
95,533	MAG Silver Corp.†(a)(b)	1,018,382

Shares		Market Value

85,000	MAG Silver Corp., Toronto†	$907,659
2,950,000	Midas Gold Corp.†	1,854,305
302,871	Newmont Mining Corp.	10,833,696
200,000	Northern Dynasty Minerals Ltd., New York†	120,400
1,672,000	Northern Dynasty Minerals Ltd., Toronto†	988,424
381,860	Osisko Gold Royalties Ltd.	4,289,085
50,000	Pan American Silver Corp.	662,500
450,000	Pretium Resources Inc.†	3,852,000
7,900,000	Redstar Gold Corp.†	147,791
124,000	Royal Gold Inc.	11,275,320
400,000	SEMAFO Inc.†	1,110,488
600,000	SEMAFO Inc., Toronto†(a)	1,665,731
50,000	SSR Mining Inc.†	633,000
400,000	Teranga Gold Corp.†	1,152,393
118,000	TMAC Resources Inc.†	384,106
250,000	Torex Gold Resources Inc.†	3,146,631
50,000	Torex Gold Resources Inc., Toronto†(a)	631,384
1,200,000	Victoria Gold Corp., New York†	378,000
2,000,000	Victoria Gold Corp., Toronto†	643,544
3,041,000	Wesdome Gold Mines Ltd.†	9,603,038
525,000	Wheaton Precious Metals Corp., New York	12,505,500

		179,018,968

	South Africa — 1.2%
75,000	AngloGold Ashanti Ltd., ADR	982,500
200,000	Harmony Gold Mining Co. Ltd.†	374,807
950,000	Harmony Gold Mining Co. Ltd., ADR†	1,805,000

		3,162,307

	TOTAL COMMON STOCKS	256,029,290

	WARRANTS — 0.1%
	Metals and Mining — 0.1%
	Asia/Pacific Rim — 0.0%
441,351	Westgold Resources Ltd., expire 06/30/19†	1,880

	Europe — 0.0%
251,163	Condor Gold plc, expire 03/22/20†(a)(b)	21

	North America — 0.1%
475,000	Golden Queen Mining Co. Ltd., expire 08/03/19†	173
1,222,000	Northern Dynasty Minerals Ltd., expire 06/15/21†	343,227
2,175,000	Redstar Gold Corp., expire 05/03/19†	52

		343,452

	TOTAL WARRANTS	345,353

	TOTAL INVESTMENTS — 100.0% (Cost $194,252,651)	$256,374,643

Gabelli Gold Fund, Inc.

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of Rule 144A securities amounted to $21,031,406 or 8.20% of total investments.

(b)

At March 31, 2019, the Fund held investments in restricted and illiquid securities amounting to $2,074,511 or 0.81% of total investments, which were valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/19 Carrying Value Per Share

52,700	Contango ORE Inc.	10/17/17	$1,044,960	$20.0400
95,533	MAG Silver Corp.	11/17/17	$1,000,231	$10.6600
251,163	Condor Gold plc warrants, expire 03/22/20	03/26/18	$33,892	$0.0001
†	Non-income producing security.

ADR	American Depositary Receipt
CDI	CHESS (Australia) Depository Interest

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